APPENDIX I United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at
end of Form before preparing Form

1. Name and address of issuer
OCC Cash Reserves
1345 Avenue of the Americas
New York, New York 10105

2. The name of each series or
class of securities for which
this Form is filed (If
 the Form is being
 filed for all series
and classes of
 securities
 of the issuer,
checkthe box but
 do not list
 series of
(classes):


3. Investment Company Act File
Number: 811-05731



Securities Act File
Number:  333-29070




4. (a).  Last day of fiscal
 year for which this Form is filed:
  November 30, 2001



4. (b).Check box if this
 Form is being filed late (i.e.,
 more than 90 calendar
 days after the end of the
 issuers
 fiscal year).  (See Instruction A.2)


Note:  If the Form is being
filed late, interest must be
 paid on the registration fee
due.



4. (c).Check box if this
is the last time the issuer
 will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

	$18,699,867,904


II. Aggregate price of securities redeemed or

Repurchased during the fiscal year.
	$(18,252,213,186)

III. Aggregate price of
 Securities redeemed or repurchased
during any prior fiscal
 year ending no earlier than
October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:
$(68,389,764)


IV Total available redemption
 credits (add Items (II) and (5(III)
(18,320,602,950)

V Net sales if Item 5(IV)
 is greater than Item 5(IV)
subtract Item 5(IV) from Item 5(I)?.
$379,264,954

VI. Redemption credits
available for use in
future years

If Item 5(I) is less
than Item 5(IV) ?subtract Item
5(IV) from Item 5(I)?:

VII. Multiplier for
 determining registration fee (See
		X.000092
Instruction C.9).

VIII. Registration fee due
multiply Item 5(V) by Item
$34,892.37
5(VII)? (enter 0 if no fee is due):


6. Prepaid Shares

If the response to Item
 5(I) was determined by
 deducting an amount of
securities that were registered under
the Securities Act of
1933 pursuant to rule
 24e-2  as in effect before
 October 11, 1997 then report
 the amount of securities
 (number of shares or units)
deducted here:
If there is a number of shares or
 other units that were
registered pursuant to rule 24e-2
remaining unsold at
 the end of the fiscal year for which
this form is filed that
 are available for use
by the issuer
 in future fiscal
years, then state that number here:


7.Interest due
if this Form is
being filed more
 than 90 days
after the end
 of the issuers
fiscal year (see instruction D):




8.Total of the
 amount of the
 registration
 fee due plus any interest
 due ?line
5(VIII) plus line 7?:


$0


9.Date the registration
 fee and any
interest payment
 was sent
to the Commissions lockbox
    depository:
method
of Delivery:

Wire Transfer

Mail or other means
SIGNATURES



This
 report
has been signed below
 by the
 following persons on behal
f of the
 issuer and in the
 capacities and on the
 dates indicated.


By (Signature
and Title)*_Brian S.
Shlissel______


 _Treasurer_


Date ____1-24-02_


*Please print the name
 and title of the signing
 officer below the signature.